AQUILA ROCKY MOUNTAIN EQUITY FUND
                                Supplement to the
                       Statement of Additional Information
                 Dated April 30, 2005 as Previously Supplemented
                                  June 17, 2005


         The following is added to the material under the caption "Reduced Sales Charges for Certain Purchases of Class A Shares", "General":

o For the 90-day period beginning August 19, 2005 and ending November 16, 2005, customers of Edward D. Jones & Co., L.P. who are eligible for the Edward Jones Free Switch Program.

                         The date of this supplement is
                                 August 18, 2005